Accumulated other comprehensive income (loss) - Schedule of Accumulated Other Comprehensive Income (loss) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Jan. 01, 2019	Jan. 01, 2018
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance			$ 3,697,522	$ 3,320,100	$ 3,320,100
Cumulative catch-up adjustment related to adoption of ASU 2017-12 on tax effects in AOCI (note 2(a))						$ 186
OCI before reclassifications			19,289		(22,875)
Amounts reclassified			3,546		(4,343)
Other comprehensive income (loss), net of tax	$ 9,517	$ (5,996)	25,540	(12,295)	(28,699)
Ending Balance	3,917,170		3,917,170		3,697,522
Foreign currency cumulative translation
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance			(74,189)	(47,701)	(47,701)
OCI before reclassifications			9,250		(26,488)
Amounts reclassified			0		0
Other comprehensive income (loss), net of tax			9,250		(26,488)
Ending Balance	(64,939)		(64,939)		(74,189)
Change in fair value of cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance			64,333	55,366	55,366
OCI before reclassifications			10,087		1,567
Amounts reclassified			3,543		(4,257)
Other comprehensive income (loss), net of tax			13,630		(2,690)
Ending Balance	78,149		78,149		64,333
Pension and post-employment actuarial changes
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance			(9,529)	(10,457)	(10,457)
OCI before reclassifications			(48)		2,046
Amounts reclassified			3		(86)
Other comprehensive income (loss), net of tax			(45)		1,960
Ending Balance	(9,574)		(9,574)		(9,529)
Accumulated OCI
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance			(19,385)	$ (2,792)	(2,792)
Cumulative catch-up adjustment related to adoption of ASU 2017-12 on tax effects in AOCI (note 2(a))						186
Other comprehensive income (loss), net of tax			22,835		(27,218)
Ending Balance	$ 3,636		$ 3,636		$ (19,385)
Accounting Standards Update 2018-02
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Cumulative catch-up adjustment related to adoption of ASU 2017-12 on tax effects in AOCI (note 2(a))							$ 10,625
Accounting Standards Update 2018-02 | Foreign currency cumulative translation
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Cumulative catch-up adjustment related to adoption of ASU 2017-12 on tax effects in AOCI (note 2(a))							0
Accounting Standards Update 2018-02 | Change in fair value of cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Cumulative catch-up adjustment related to adoption of ASU 2017-12 on tax effects in AOCI (note 2(a))							11,657
Accounting Standards Update 2018-02 | Pension and post-employment actuarial changes
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Cumulative catch-up adjustment related to adoption of ASU 2017-12 on tax effects in AOCI (note 2(a))							(1,032)
Accounting Standards Update 2018-02 | Accumulated OCI
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Cumulative catch-up adjustment related to adoption of ASU 2017-12 on tax effects in AOCI (note 2(a))							$ 10,625
Accounting Standards Update 2018-12 | Foreign currency cumulative translation
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Cumulative catch-up adjustment related to adoption of ASU 2017-12 on tax effects in AOCI (note 2(a))						0
Accounting Standards Update 2018-12 | Change in fair value of cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Cumulative catch-up adjustment related to adoption of ASU 2017-12 on tax effects in AOCI (note 2(a))						186
Accounting Standards Update 2018-12 | Pension and post-employment actuarial changes
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Cumulative catch-up adjustment related to adoption of ASU 2017-12 on tax effects in AOCI (note 2(a))						$ 0